Condensed Statements of Operations - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses		$ 347,318	$ 5,617	$ 728,334
General and administrative expenses - related party		30,000		90,000
Franchise tax expense		42,881	740	127,785
Loss from operations		(420,199)		(946,119)
Other income (expense)
Change in fair value of derivative warrant liabilities		1,481,500		485,000
Financing costs - derivative warrant liabilities				(212,494)
Income from investments held in Trust Account		1,464		3,962
Income (loss) before income tax		1,062,765		(669,651)
Income tax expense
Net income (loss)		$ 1,062,765	$ (6,357)	$ (669,651)
Weighted average shares outstanding of Class B common stock	[1]		1,250,000
Basic and diluted net income (loss) per share, Class B common stock			$ (0.01)
Common Class A [Member]
Other income (expense)
Weighted average shares outstanding of Class B common stock		5,800,000		5,353,846
Basic and diluted net income (loss) per share, Class B common stock		$ 0.15		$ (0.10)
Common Class B [Member]
Other income (expense)
Weighted average shares outstanding of Class B common stock		1,437,500		1,423,077
Basic and diluted net income (loss) per share, Class B common stock		$ 0.15		$ (0.10)

[1]	This number excludes an aggregate of up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 6).